Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Registrant Name	SNDL Inc.
Entity Central Index Key	0001766600
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Incorporation, State or Country Code	A0
Entity Primary SIC Number	2833
Entity Common Stock, Shares Outstanding	262,775,853
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	SNDL
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity File Number	001-39005
Entity Address, State or Province	AB
Entity Address, Address Line One	#300, 919
Entity Address, Address Line Two	11 Avenue SW
Entity Address, City or Town	Calgary
Entity Address, Postal Zip Code	T2R 1P3
City Area Code	403
Local Phone Number	948-5227
Entity Address, Country	CA
Document Annual Report	true
Document Registration Statement	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction Flag	false
Auditor Name	Marcum
Auditor Location	New York, New York, United States
Auditor Firm ID	688
Business Contact
Document Information [Line Items]
Entity Address, State or Province	NY
Entity Address, Address Line One	19 West 44th Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036-8401
City Area Code	877
Local Phone Number	374 6010
Contact Personnel Name	Corporation Service Company